Offerings	Aug. 09, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Shares ("Common Shares"), without par value
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fees. The Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate number or amount of Class A common shares, preferred shares, debt securities and units is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. This Registration Statement also includes an indeterminate amount of Class A common shares, preferred shares and debt securities as may be resold from time to time upon conversion of convertible securities being registered hereunder.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, without par value
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fees. The Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate number or amount of Class A common shares, preferred shares, debt securities and units is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. This Registration Statement also includes an indeterminate amount of Class A common shares, preferred shares and debt securities as may be resold from time to time upon conversion of convertible securities being registered hereunder.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fees. The Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate number or amount of Class A common shares, preferred shares, debt securities and units is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. This Registration Statement also includes an indeterminate amount of Class A common shares, preferred shares and debt securities as may be resold from time to time upon conversion of convertible securities being registered hereunder.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)	Securities registered hereunder may be sold separately, together or as units with other securities registered hereunder.
(2)
The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), to defer payment of all of the registration fees. The Registrant will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of debt securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(3)
An indeterminate number or amount of Class A common shares, preferred shares, debt securities and units is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. This Registration Statement also includes an indeterminate amount of Class A common shares, preferred shares and debt securities as may be resold from time to time upon conversion of convertible securities being registered hereunder.